Other Assets and Receivables - Summary of Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Assets And Receivables [abstract]
Loans to associates	€ 8	€ 9
Receivables from policyholders	691	637
Receivables from brokers and agents	310	264
Receivables from reinsurers	750	733
Income tax receivable	229	285
Cash outstanding from assets sold	160	112
Trade receivables	1,393	1,956
Cash collateral	314	997
Other	1,885	1,921
Provision for doubtful debts	(120)	(88)
Receivables	5,622	6,826
Current	5,600	6,801
Non-current	€ 21	€ 25